J.P. MORGAN FUNDS

JPMorgan Multi-Cap Long/Short Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 8, 2014

to the Statement of Additional Information

dated February 28, 2014, as supplemented November 12, 2014

All references to the JPMorgan Multi-Cap Long/Short Fund and related information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-SAI-MCLS-1214